Note 1 - General	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	GENERAL

Business

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Micro, Inc. was incorporated in the state of California in the United States of America on
March 29, 1995.
In
March 1997,
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Micro International Limited (the “Company”) was formed in the Cayman Islands and all authorized and outstanding common stock, preferred stock, and stock options of O
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Micro, Inc. were exchanged for the Company’s ordinary shares, preference shares, and stock options with identical rights and preferences. O
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Micro, Inc. became the Company’s subsidiary after the share exchange. The Company designs, develops and markets innovative power management components for the Computer, Consumer, Industrial, Automotive and Communications markets.

The Company’s ordinary shares (“Shares”) were initially listed on The NASDAQ National Market (“NASDAQ”) on
August 23, 2000,
and on the Cayman Islands Stock Exchange on
February 1, 2001.
At the Extraordinary General Meeting of Shareholders (“EGM”) held on
November 14, 2005,
the shareholders approved a public global offering of the Company’s Shares and the proposed listing of the Company's Shares on the Main Board of The Stock Exchange of Hong Kong Limited (“SEHK”) and various matters related to the proposed listing and offering. Following the approval of these matters, the Company ceased trading its Shares on the NASDAQ, effected a
50
-for-
1
share split of Shares, created an American depositary share (“ADS”) program for the ADSs to be quoted on the NASDAQ, and delisted the Shares from the NASDAQ on
November 25, 2005.
The Company commenced trading of ADSs on the NASDAQ on
November 28, 2005,
and subsequently listed the Shares on the SEHK on
March 2, 2006,
by way of introduction. On
February 27, 2009,
the Company submitted an application for the voluntary withdrawal of the listing of Shares on the Main Board of SEHK (collectively referred to as “Proposed Withdrawal”) for reasons of cost and utility. The Company retained its existing primary listing of ADSs on the NASDAQ following the Proposed Withdrawal and for the foreseeable future. The Proposed Withdrawal was approved at the EGM held on
May 30, 2009,
and the listing of the Shares on SEHK was withdrawn on
September 9, 2009.

The Company has incorporated various wholly-owned subsidiaries in the past, including, among others, O
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Micro Electronics, Inc. (“O
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Micro-Taiwan”), O
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Micro International Japan Ltd. (“O
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Micro-Japan”), and O
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Micro (China) Co., Ltd. (“O
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Micro-China”). O
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Micro-Taiwan is engaged in operations and sales support services. O
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Micro-Japan is engaged in sales support services. O
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Micro-China and other subsidiaries are mostly engaged in research and development services.